Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000016960 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016960 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016960 | MRC Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016960 | Beacon Roofing Supply, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016960 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016960 | Granite Construction, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016960 | XPO, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016960 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016960 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016960 | Planet Fitness, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016960 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000016960 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016960 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000016960 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000016960 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000016960 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016960 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016960 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016960 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016960 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016958 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000016958 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016958 | IndustryOil, Gas And Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000016958 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016958 | IndustryMetals And Mining
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016958 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016958 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016958 | IndustrySemiconductors And Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016958 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016958 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016958 | United States
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000016958 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000016958 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016958 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000016958 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000016958 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016958 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016958 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016958 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016958 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016961 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000016961 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000016961 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016961 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000016961 | Alphabet, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016961 | Meta Platforms, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016961 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016961 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000016961 | ASML Holding NV, Registered
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016961 | Novo Nordisk AS, ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016961 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016961 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000016961 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000016961 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000016961 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000016961 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000016961 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016959 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000016959 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016959 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016959 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016959 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016959 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016959 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016959 | Lowe's Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016959 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016959 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016959 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000016959 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016959 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000016959 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016959 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016959 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000016959 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000016959 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000016959 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000016959 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%